Stockholders? Equity (Details) $ / shares in Units, $ in Millions			9 Months Ended
	Sep. 30, 2015 $ / shares	Aug. 14, 2015 USD ($) shares	Sep. 30, 2015 $ / shares	Aug. 17, 2015
Business Acquisition [Line Items]
Spin-off common stock conversion				0.25
Dividends paid in cash (in dollars per share) | $ / shares	$ 0.57		$ 0.57
Specialty Healthcare and Seniors Housing Valuation Firm | Common Stock Par Value
Business Acquisition [Line Items]
Acquisition completed for exchange of CCP shares (in shares) | shares		339,602
Duration of days prior to the six-month anniversary of the closing		30 days
Duration of the time after the closing of acquisition		6 months
Value of the common stock issued | $		$ 11.5